Post-employee benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
DC pension	$ (26)	$ (26)	$ (64)	$ (62)
Less:
Capitalized benefit plans cost	16	19	33	37
Total post-employment benefit plans service cost	(59)	(63)	(128)	(137)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(49)	(56)	(97)	(111)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ 0	$ 0	$ (1)